Shareholder Report, Holdings (Details)	Jul. 31, 2025
PGIM Core Ultra Short Bond Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Ultra Short Bond Fund | A-1+/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	69.80%
PGIM Core Ultra Short Bond Fund | A-1/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM Institutional Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Institutional Money Market Fund | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
PGIM Institutional Money Market Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
PGIM Institutional Money Market Fund | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM Institutional Money Market Fund | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
PGIM Institutional Money Market Fund | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Institutional Money Market Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Institutional Money Market Fund | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Institutional Money Market Fund | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)